Deferred income tax assets and liabilities	12 Months Ended
Dec. 31, 2019
Deferred income tax assets and liabilities [abstract]
Deferred income tax assets and liabilities
32	Deferred income tax assets and liabilities

The deferred income tax assets and liabilities are as follows:

	As at 31 December
	2019	2018

Deferred income tax assets before offsetting	3,844,143	3,903,331
Offset amount	(1,683,956)	(1,620,746)

Deferred income tax assets after offsetting	2,160,187	2,282,585

Deferred income tax liabilities before offsetting	(4,821,747)	(5,486,905)
Offset amount	1,683,956	1,620,746

Deferred income tax liabilities after offsetting	(3,137,791)	(3,866,159)

	(977,604)	(1,583,574)

The gross movement on the deferred income tax accounts is as follows:

	2019	2018

Beginning of the year	(1,583,574)	(2,373,238)
Business combination	-	(68,083)
Disposal of other equity instrument investments	167,182	-
Credited to profit or loss (Note 34)	470,330	775,820
(Charged)/credited to other comprehensive income	(9,550)	100,966
Currency translation differences	(21,992)	(19,039)

End of the year	(977,604)	(1,583,574)

The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdictions, are as follows:

Deferred income tax assets:

	Hedging reserve	Fair value gains	Amortization of land use rights	Provision for impairment loss	Depreciation	Accrued expenses	VAT refunds on purchases of domestically manufactured equipment	Unused tax losses	Lease liabilities	Others	Total

As at 1 January 2018	5,571	-	13,422	593,957	1,032,633	54,251	179,576	561,422	-	1,163,745	3,604,577

Business combination	-	-	-	-	-	-	-	2,919	-	27,616	30,535
(Charged)/credited to profit or loss	-	-	(493)	43,640	(106,076)	1,766	(25,433)	210,336	-	61,317	185,057
Credited to other comprehensive income	77,050	-	-	-	-	-	-	-	-	-	77,050
Currency translation differences	1,493	-	-	992	-	-	-	-	-	3,627	6,112

As at 31 December 2018	84,114	-	12,929	638,589	926,557	56,017	154,143	774,677	-	1,256,305	3,903,331

(Charged)/credited to profit or loss	-	-	(493)	179,661	(86,022)	19,970	(25,433)	(224,918)	965	18,298	(117,972)
(Charged)/credited to other comprehensive income	(24,966)	80,359	-	-	-	-	-	-	-	-	55,393
Currency translation differences	2,228	-	-	690	-	-	-	-	-	473	3,391

As at 31 December 2019	61,376	80,359	12,436	818,940	840,535	75,987	128,710	549,759	965	1,275,076	3,844,143

Deferred income tax liabilities:

	Hedging reserve	Fair value gains	Amortization of land use rights	Depreciation	Power Generation licence	Mining rights	Territorial water use right	Right of use assets	Others	Total

As at 1 January 2018	(24,261)	(108,625)	(1,010,606)	(3,820,274)	(665,760)	(129,383)	(2,409)	-	(216,497)	(5,977,815)

Disposal of subsidiaries credited to profit or loss				(98,618)	-	-	-	-		(98,618)
Credited to profit or loss	-	-	28,760	518,843	-	-	-	-	43,160	590,763
Credited/(charged) to other comprehensive income	24,261	(345)	-	-	-	-	-	-	-	23,916
Currency translation differences	-	-	(599)	(7,769)	(16,783)	-	-	-	-	(25,151)

As at 31 December 2018	-	(108,970)	(982,445)	(3,407,818)	(682,543)	(129,383)	(2,409)	-	(173,337)	(5,486,905)

Disposal of other equity instrument investments	-	167,182	-	-	-	-	-	-	-	167,182
Credited/(charged) to profit or loss	-	-	36,507	412,408	-	-	-	(120)	139,507	588,302
Charged to other comprehensive income	-	(64,943)	-	-	-	-	-	-	-	(64,943)
Currency translation differences	-	-	(738)	(1,781)	(22,864)	-	-	-	-	(25,383)

As at 31 December 2019	-	(6,731)	(946,676)	(2,997,191)	(705,407)	(129,383)	(2,409)	(120)	(33,830)	(4,821,747)

As at 31 December 2019 and 2018, taxable temporary differences relating to interest in equity method investees amounted to RMB4.04 billion and RMB3.08 billion, respectively. No deferred tax liabilities were recognised as at 31 December 2019 and 2018 as dividends from investments in associates and joint ventures are exempted from the PRC income tax and the Company has no plan to dispose of any of these investees in the foreseeable future.

As at 31 December 2019, taxable temporary differences relating to the interest of wholly-owned foreign subsidiaries amounted to RMB2.22 billion. No deferred tax liabilities were recognised in respect of the tax that would be payable on the distribution of these interests as at 31 December 2019 as the Company controls the dividend policy of the subsidiary, and it has been determined that it is probable that the interests will not be distributed in the foreseeable future. And the Company has no plan to dispose of any of these investees in the foreseeable future.

In accordance with the accounting policy set out in Note 2(w), the Group did not recognise deferred income tax assets in respect of certain deductible temporary differences and accumulated tax losses that can be carried forward against future taxable income as follows:

	As at 31 December
	2019	2018

Deductible temporary differences	9,832,527	5,324,572
Unused tax losses	10,504,590	9,581,856

Total	20,337,117	14,906,428

The expiry dates of the tax losses of the Group for which no deferred income tax assets were recognised are summarised as follows:

	As at 31 December
	2019	2018

Year of expiry
2019	-	1,553,294
2020	1,452,554	1,520,528
2021	1,420,522	1,438,360
2022	2,208,635	2,359,946
2023	2,472,090	2,709,728
2024	2,950,789	-

Total	10,504,590	9,581,856